Closed Restaurant Reserve (Narrative) (Details) (Accrued Expenses and Other Liabilities [Member], USD $) In Millions, unless otherwise specified	Jan. 01, 2013	Jan. 03, 2012
Accrued Expenses and Other Liabilities [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring reserve, current portion	$ 0.3	$ 0.2